Fair Value Measurements (Details)	Sep. 30, 2019 USD ($) [1]
Fair Value Measurements
Contingent Consideration Liability	$ 2,327,919
Level I
Fair Value Measurements
Contingent Consideration Liability	0
Level II
Fair Value Measurements
Contingent Consideration Liability	0
Level III
Fair Value Measurements
Contingent Consideration Liability	$ 2,327,919

[1]	This represents the liability incurred in connection with the acquisition of DBOT shares during Q3 2019 as disclosed in Note 5(f)